Short-term Investments - Schedule of Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment [abstract]
Other short-term investments	R$ 16,039	R$ 57,363
Investment funds	501,384	978,785
Total short-term investments	R$ 517,423	R$ 1,036,148